Pepper Hamilton LLP
3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750

                                                                   John P. Falco
                                                                  (215) 981-4659
                                                            falcoj@pepperlaw.com



October 28, 2010



Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn:  James E. O'Connor, Esq.


        WT Mutual Fund
RE:     File Nos. 33-84762 and 811-8648
        -------------------------------

Dear Mr. O'Connor:

     On behalf of WT Mutual Fund (the "Trust"), enclosed for filing is a Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A ("PEA No. 50"). PEA No. 50 has been marked to show changes that have been made in the Trust's Registration Statement since the Trust's Post-Effective Amendment No. 49 was filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "Act") on August 30, 2010 ("PEA No. 49").

    PEA No. 50 is being filed pursuant to Rule 485(b) under the Act to (i) bring the financial statements of each of the Funds of the Trust up to date, (ii) update information required by Items 5(a) or 6(a)(2) of Form N-1A, (iii) reflect certain non-material changes that the Trust deems appropriate; and (iv) respond to the comments of the Securities and Exchange Commission's staff (the "Staff") with respect to PEA No. 49, which were provided orally on October 14, 2010. As counsel to the Trust, we reviewed PEA No. 50 and hereby represent that PEA No. 50 does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Act.

     We appreciate the opportunity to address the Staff's comments regarding each prospectus and the statement of additional information ("SAI") disclosure contained in PEA No. 49. We have organized the remainder of this letter by setting forth the Staff's comments with respect to each prospectus and the SAI in italicized text followed by the Trust's response to the Staff's comments.


Philadelphia   Boston   Washington, D.C.     Detroit     New York     Pittsburgh
--------------------------------------------------------------------------------
     Berwyn     Harrisburg     Orange County     Princeton     Wilmington


                               www.pepperlaw.com

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 2

Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (each a "Fund") Prospectus

1. Under the heading "Fees and Expenses of the Fund" in each Fund's summary section, remove the footnote that discloses the voluntary fee waiver.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

2. Under the heading "Example" in each Fund's summary section, delete "reflecting any contractual fee waivers" from the narrative explanation.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

3. Under the heading "Principal Investment Strategies" in each Fund's summary section, reflect that the Fund invests in high quality securities and define high quality.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

4. Under the heading "Principal Investment Strategies" in the Wilmington Tax-Exempt Money Market Fund's summary section, confirm whether the Fund may invest greater than 25% of its total assets in the obligations of banks, finance companies and utilities.

                    RESPONSE: The prospectus has been revised to reflect that the Wilmington Tax-Exempt Money Market Fund may invest up to 20% of its total assets in high quality obligations in each of the following: banks, finance companies and utilities.

5. Under the heading "Principal Risks of Investing in the Fund" in each Fund's summary section, revise the narrative risk disclosure to more closely conform to Form N-1A's plain English requirements.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

6. Under the heading "Risk/Return Bar Chart and Performance Table" in each Fund's summary section, (a) remove references to a broad-based securities market index, (b) delete the sub-headings "Bar Chart" and "Performance Table," and (c)delete the narrative explanation below the sub-heading "Performance Table."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comments.

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 3

7. Under the heading "Management" in each Fund's summary section, remove the sub-section "Portfolio Managers."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

8. Under the heading "Tax Information" in the Wilmington Prime Money Fund's and the Wilmington U.S. Government Money Market Fund's summary section, delete "may be subject to federal income taxes."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

9. Under the heading "Disclosure of Portfolio Holdings," update the narrative explanation to disclose that each Fund will post their schedule of investments each month on the Fund's website pursuant to the requirements of Rule 2a-7(c)(12).

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

10. Under the heading "By Mail," add "from the purchase date" to the end of the sentence: "When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days)."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund (each a "Fund") Prospectus

1. Under the heading "Fees and Expenses of the Fund" in the Wilmington Broad Market Bond Fund's summary section, remove the fee waiver from the expense table and the footnote that discloses the contractual fee waiver since such fee waiver agreement can be terminated by either party.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 4

2. Under the heading "Example" in each Fund's summary section, delete "reflecting any contractual fee waivers" from the narrative explanation.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

3. Under the heading "Principal Investment Strategies" in each Fund's summary section, explain in general terms how the Fund's adviser decides which securities to buy and sell.

                    RESPONSE: Each Fund's summary section discloses that the investment adviser may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. In addition, each Fund's summary section also states that the investment adviser may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment adviser believes may perform better.

4. Under the heading "Principal Investment Strategies," in each Fund's summary section disclose the types of derivative instruments, including alternative fixed income investments, in which the Fund may invest and the percentage of assets that is expected to be invested in derivative instruments. Such disclosure regarding investments in derivative instruments and risks related to investments in derivative instruments should be consistent with guidance provided by the Staff in its letter dated July 30, 2010 issued to the Investment Company Institute on Derivatives - Related Disclosures by Investment Companies ("ICI letter").

                    RESPONSE: The prospectus has been revised to clarify that the Funds do not invest in derivative instruments, including alternative fixed income investments, as part of their principal investment strategies.

5. Under the heading "Principal Investment Strategies" in the Wilmington Short/Intermediate-Term Bond Fund's and the Wilmington Broad Market Bond Fund's summary section, disclose what percentage of the Fund's assets may be invested in asset-backed securities and mortgage-backed securities and indicate whether these investments will be subject to the Fund's limit on investment in high yield securities.

                    RESPONSE: Each of the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund may invest in mortgage-backed securities as a principal investment strategy. The mortgage-backed securities in which each Fund will invest as a principal investment strategy are issued or guaranteed by

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 5

                    the U.S. government, U.S. Government agencies or by U.S. government-sponsored enterprises. As a non-principal investment strategy, each Fund may invest in mortgage-backed securities issued by non-governmental entities and other asset-backed securities. Investments in mortgage-backed securities and asset-backed securities are subject to each Fund's limit on investment in high yield securities to the extent that they are rated, at the time of purchase, below the top four categories by Moody's or by S&P. The summary section of each Fund's prospectus has been updated to state "The mortgage-backed securities in which the Fund will invest as part of its principal investment strategy are issued or guaranteed by the U.S. government, U.S. Government agencies, such as the Government National Mortgage Association ("Ginnie Mae") or by U.S. government-sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). As part of the Fund's non-principal investment strategy the Fund may invest in mortgage-backed securities issued by non-governmental entities and other asset-backed securities."

6. In the Wilmington Municipal Bond Fund's summary section and in the section entitled "More Information About the Funds' Investment Objectives, Strategies and Risks," (a) indicate which states the Fund may invest 25% or more of its assets, (b) disclose whether the Fund invests 25% or more of its assets in securities the interest upon which is paid from revenues of similar types of projects, including the type or types of projects, (c) briefly discuss any economic, business or political developments or changes which would most likely affect all projects discussed under (b), and (d) disclose whether the Fund will invest greater than 25% of its assets in industrial development bonds.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comments.

7. Under the heading "Principal Risks of Investing in the Fund" in the Wilmington Short/Intermediate-Term Bond Fund's and the Wilmington Broad Market Bond Fund's summary section, (a) remove any risk that is not a principal risk, (b) include a discussion on duration and (c) replace "mortgage-related" with "mortgage-backed," as applicable.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

8. Under the heading "Principal Risks of Investing in the Fund" in the Wilmington Municipal Bond Fund's summary section, (a) remove any risk that is not a principal risk, (b) include a discussion on duration, (c) state that to the extent that the Fund invests in bonds that are subject to the alternative minimum tax, the income paid by the Fund may not be entirely tax-free to all investors and (d) define market segment or sector.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comments.

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 6

9. Under the heading "Risk/Return Bar Chart and Performance Table" in each Fund's summary section, (a) replace "broad-based securities market index" with "broad measure of market performance," (b) delete the sub-headings "Bar Chart" and "Performance Table," (c) delete the narrative explanation below the sub-heading "Performance Table" except the last sentence that discusses after-tax returns, (d) remove the footnotes that describe the broad-based indices used by the Fund and (e) format the average annual total returns table in accordance with Instruction 3 to Item 4(b)(2) of Form N-1A.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comments.

10.    Under the heading "Tax Information" in the Wilmington
       Short/Intermediate-Term Bond Fund's and the Wilmington Broad Market Bond Fund's summary section, delete "may be subject to federal income taxes."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

11. Under the heading "Tax Information" in the Wilmington Municipal Bond Fund's summary section, replace the narrative explanation with "The Fund's distributions may be taxable as ordinary income or capital gain. A majority of the income dividends that you receive from the Fund are expected to be exempt from federal and state income taxes. However, a portion of the Fund's distributions may be subject to federal, state, and local income taxes."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (each a "Fund") Prospectus

1. Under the heading "Fees and Expenses of the Fund" in each Fund's summary section, remove the fee waiver from the expense table and the footnote that discloses the contractual fee waiver since such fee waiver agreement can be terminated by either party.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 7

2. Under the heading "Example" in each Fund's summary section, delete "reflecting any contractual fee waivers" from the narrative explanation.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

3. Under the heading "Principal Investment Strategies" in each Fund's summary section, explain in general terms how the Fund's sub-advisers decide which securities to buy and sell.

                    RESPONSE: Due to the multi-manager nature of the Funds, the registrant believes the current disclosure under the heading "Principal Investment Strategies" is sufficient. The summary section in each Fund's prospectus currently discloses that subject to the supervision of RSMC, each sub-adviser acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund's investment objective, strategies and restrictions. In addition, under the heading "More Information About the Funds' Investment Objectives, Strategies and Risks" in response to Item 9 of Form N-1A, the registrant discloses information regarding each sub-adviser's investment strategy.

4. If a Fund has a portfolio turnover of greater than 100%, disclose the risk of high portfolio turnover under the heading "Principal Risks of Investing in the Fund."

                    RESPONSE: Each Fund discloses the risk of high portfolio turnover under "Multi-Manager Risk" under the heading "Principal Risks of Investing in the Fund."

5. Under the heading "Principal Investment Strategies" in the Real Asset Fund's summary section, define "real estate-related securities" and "commodity/natural resource-related securities."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

6. Under the heading "Principal Risks of Investing in the Fund" in the Wilmington Multi-Manager Real Asset Fund's summary section, consider changing "Risks of Real Estate-Related Securities" to "REITS Risk."

                    RESPONSE: The Wilmington Multi-Manager Real Asset Fund may invest in other types of real estate related securities other than REITs. The summary section of the prospectus has been updated to reflect the specific types of real estate related securities in which the Fund invests. The registrant believes the current risk disclosure is adequate to describe to the risks of investing in real estate related securities.

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 8

7. The Wilmington Multi-Manager International Fund invests in equity (or equity related) securities. Clarify whether equity related includes derivative instruments.

                    RESPONSE: Equity related securities includes derivative instruments.

8. Under the headings "Principal Investment Strategies" and "Principal Risks of Investing in the Fund" for each Fund, conform the disclosure regarding investments in derivative instruments and risks related to investments in derivative instruments to the ICI letter.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

9. Under the heading "Risk/Return Bar Chart and Performance Table" in each Fund's summary section, (a) replace "broad-based securities market index" with "broad measure of market performance," (b) delete the sub-headings "Bar Chart" and "Performance Table," (c) delete the narrative explanation below the sub-heading "Performance Table" except the last sentence that discusses after-tax returns, (d) remove the footnotes that describe the broad-based indices used by the Fund except if the Fund uses a blended index the registrant may leave the portion of the footnote that explains the blended index and (e) format the average annual total returns table in accordance with Instruction 3 to Item 4(b)(2) of Form N-1A.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comments.

10. In the Average Annual Total Returns table for the Wilmington Multi-Manager International Fund, confirm the returns are provided for the MSCI ACWI ex-US Net Index and not the MSCI ACWI ex-US Gross Index.

                    RESPONSE: The returns are provided for the MSCI ACWI ex-US Net Index.

11. Under the heading "Tax Information" in each Fund's summary section, delete "may be subject to federal income taxes."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment. Wilmington Large-Cap Strategy Fund and Wilmington Small-Cap Strategy Fund (each a "Fund") Prospectus

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 9

1. Under the heading "Principal Investment Strategies" in each Fund's summary section, clarify what "primarily" means.

                    RESPONSE: Each Fund expects to invest substantially all of its assets in common stocks of U.S. companies. The prospectus has been revised to reflect the Staff's comment.

2. Under the heading "Principal Investment Strategies" in each Fund's summary section, explain in general terms how the Fund's sub-adviser decides which securities to buy and sell.

                    RESPONSE: The prospectus has been revised to address the Staff's comment.

3. Under the heading "Principal Investment Strategies" in Wilmington Large-Cap Strategy Fund's summary section, provide the dollar amount of the smallest company in the Russell 1000 Index as of its most recent reconstitution.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

4. Under the heading "Principal Investment Strategies" in Wilmington Small-Cap Strategy Fund's summary section, provide the dollar amount of the largest company in the Russell 2000 Index as of its most recent reconstitution.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

5. If a Fund has a portfolio turnover of greater than 100%, disclose the risk of high portfolio turnover under the heading "Principal Risks of Investing in the Fund."

                    RESPONSE: The Wilmington Large-Cap Strategy Fund discloses the risk of high portfolio turnover under "Portfolio Turnover Risk" under the heading "Principal Risks of Investing in the Fund."

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 10

6. Each Fund has an 80% policy that allows it to invest in equity (or equity related) securities. Clarify whether equity related includes derivative instruments.

                    RESPONSE: Equity related securities includes derivative instruments, such as options. The Fund does not currently intend to invest in derivative instruments as part of its principal investment strategy. Each Fund expects to invest substantially all of its assets in common stocks of U.S. companies. The prospectus has been revised to clarify that the Funds do not invest in derivative instruments as part of their principal investment strategies.

7. Under the headings "Principal Investment Strategies" and "Principal Risks of Investing in the Fund" for each Fund, conform the disclosure regarding investments in derivative instruments and risks related to investments in derivative instruments to the ICI letter.

                    RESPONSE: The prospectus has been revised to clarify that the Funds do not invest in derivative instruments as part of their principal investment strategies.

8. Under the heading "Risk/Return Bar Chart and Performance Table" in each Fund's summary section, (a) replace "broad-based securities market index" with "broad measure of market performance," (b) delete the sub-headings "Bar Chart" and "Performance Table," (c) delete the narrative explanation below the sub-heading "Performance Table" except the last sentence that discusses after-tax returns, (d) remove the footnotes that describe the broad-based indices, (e) remove the footnote that discloses that the Fund was previously actively managed and (f) format the average annual total returns table in accordance with Instruction 3 to Item 4(b)(2) of Form N-1A.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comments.

9. With respect to the change to the investment strategies of the Funds, please confirm that such change did not require shareholder approval.

                    RESPONSE: The investment strategies of the Funds were changed from a fund in a manager of managers structure with several sub-advisers to a Fund with a single sub-adviser. Such change did not require shareholder approval.

10. Under the heading "Tax Information" in each Fund's summary section, delete "may be subject to federal income taxes."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 11

Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (each a "Fund") Prospectus

1. Under the heading "Example" in each Fund's summary section, delete "reflecting any contractual fee waivers" from the narrative explanation.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

2. Each Fund invests in "real return" assets. Explain whether "real return" assets includes hedge funds.

                    RESPONSE: Real Return assets do not include hedge funds. As disclosed in the prospectus, real return assets include: inflation-linked bonds, securities of real estate companies and investment trusts and commodity-related securities.

3. To the extent a Fund has a policy to concentrate its investments in one or more industries, disclose such policy. If a Fund does not have such a policy to concentrate in an industry, consider whether the inclusion of concentration risk as a principal risk is appropriate.

                    RESPONSE: None of the Funds have a policy to concentrate in an industry, and, accordingly, concentration risk has been removed as a principal risk from the Prospectus.

4. Under the heading "Risk/Return Bar Chart and Performance Table" in each Fund's summary section, (a) replace "broad-based securities market index" with "broad measure of market performance," (b) delete the sub-headings "Bar Chart" and "Performance Table," (c) delete the narrative explanation below the sub-heading "Performance Table" except the last sentence that discusses after-tax returns, (d) remove the footnotes that describe the broad-based indices used by the Fund except if the Fund uses a blended index the registrant may leave the portion of the footnote that explains the blended index, (e) delete the column that presents performance since the Fund commenced operations as a mutual fund, (f) delete references to the predecessor funds and (g) format the average annual total returns table in accordance with Instruction 3 to
       Item 4(b)(2) of Form N-1A.

                    RESPONSE: The prospectus has been revised to reflect the Staff's comments.

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 12

5. Under the heading "Tax Information" in each Fund's summary section, delete "may be subject to federal income taxes."

                    RESPONSE: The prospectus has been revised to reflect the Staff's comment.

Statement of Additional Information ("SAI")

1. Clarify whether the Wilmington Large-Cap Strategy Fund, the Wilmington Small-Cap Strategy Fund, the Wilmington Multi-Manager Real Asset Fund, the Wilmington Multi-Manager International Fund, the Wilmington Aggressive Asset Allocation Fund and the Wilmington Conservative Asset Allocation Fund invest in hybrid instruments as defined on page 12 of the SAI.

                    RESPONSE: Each Fund retains the ability to invest in hybrid instruments to the extent that investment in hybrid instruments is consistent with the Fund's investment objectives, policies and restrictions. It is anticipated that each Fund will have limited exposure to hybrid instruments.
                                 *     *     *
     This letter incorporates by reference the "Tandy Letter" signed by an officer of the Trust and attached hereto as Exhibit A.

Division of Investment Management
U.S. Securities and Exchange Commission
October 28, 2010
Page 13

If you have any questions regarding PEA No. 50, please contact the undersigned at 215.981.4659 or, in his absence, Joseph V. Del Raso, Esq. at 215.981.4506 or John M. Ford, Esq. at 215.981.4009.

                                                               Very truly yours,

                                                               /s/ John P. Falco

                                                               John P. Falco

cc:  Mr. John J. Kelley
     Joseph V. Del Raso, Esq.
     John M. Ford, Esq.

                                                                       EXHIBIT A


                                 WT MUTUAL FUND
                            1100 North Market Street
                              Wilmington, DE 19890
                                October 28, 2010

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

        WT Mutual Fund
Re:     File Nos. 33-84762 and 811-8648
        -------------------------------

Dear Sir or Madam:
     In connection with the Trust's response to certain oral comments received from the Commission staff with respect to Post-Effective Amendment No. 49, the Trust's registration statement on Form N-1A filed with the Commission on August 30, 2010 (the "Amendment"), the Trust is providing the following, as instructed:

                    The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment,
                    (ii) Commission staff comments or changes to disclosure in response to staff comments in the Amendment reviewed by the staff do not foreclose the Commission from taking any action with respect to the Amendment, and (iii) the Trust may not assert staff comments with respect to the Amendment as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please direct any questions concerning this letter to John P. Falco, Esq. of Pepper Hamilton, LLP, counsel to the Trust, at 215.981.4659 or in his absence John M. Ford, Esq. at 215.981.4009.

                                               Very truly yours,

                                               /s/ John Kelley

                                               John Kelley
                                               President and CEO, WT Mutual Fund

Cc.  James E. O'Connor, Esq., Securities and Exchange Commission
     John P. Falco, Esq.
     John M. Ford, Esq.